SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ¥ in Thousands										6 Months Ended
	Nov. 30, 2023 USD ($)	Sep. 01, 2023 USD ($)	Aug. 02, 2023 USD ($) $ / shares shares	Jul. 26, 2023 USD ($)	Mar. 30, 2023 USD ($) $ / shares shares	Jan. 13, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Dec. 12, 2022 USD ($)	Feb. 12, 2021 USD ($)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥)	Aug. 18, 2023	Aug. 15, 2023
IfrsStatementLineItems [Line Items]
Gross Proceeds from pricing of public offering									$ 2,100,000
Other expense | ¥											¥ 4
Number of shares issued | shares					5,681,820	1,234,568	1,625,000			854,139
Share issued price per share | $ / shares					$ 0.88	$ 0.81	$ 0.80
Proceeds from issuing shares					$ 5,000,000	$ 1,000,000	$ 1,300,000
Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Percentage of debt interest								8.00%
Other expense								$ 20,000
Prepayment outstanding balance percentage								120.00%
Maximum monthly redemption amount								$ 200,000
Outstanding balance of promissory notes								$ 200,000
Percentage of outstanding balance								1.00%
Outstanding balance interest description								the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.
Nonadjusting events [member] | Hangzhou kylin cloud services technology co. ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired													100.00%
Nonadjusting events [member] | Jiangxi Kylin Cloud Services Technology Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired												100.00%
Nonadjusting events [member] | Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Debt conversion original debt principal amount				$ 1,070,000
Gross Proceeds from pricing of public offering				$ 1,000,000
Percentage of debt interest				8.00%
Original issuance discount amount				$ 50,000
Other expense				$ 20,000
Prepayment outstanding balance percentage				120.00%
Maximum monthly redemption amount				$ 160,000
Outstanding balance of promissory notes	$ 96,091.77	$ 1,163,778.15		$ 160,000
Percentage of outstanding balance				1.00%
Outstanding balance interest description				the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			2,083,333
Share issued price per share | $ / shares			$ 0.48
Proceeds from issuing shares			$ 1,000,000